Inventories - Schedule of Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Raw materials and supplies	€ 1	€ 1
Work in progress and semi-finished products	1	3
Finished goods	387	286
Total	€ 389	€ 290